Stockholders' Equity	9 Months Ended	12 Months Ended
	Oct. 14, 2021	Dec. 31, 2021
Stockholders' Equity
10. Stockholders’ Equity
Preferred Stock
We are authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. The holders of a series of preferred stock shall be entitled only to such voting rights as shall expressly be granted thereto by the Certificate of Incorporation (including any certificate of designation relating to such series of preferred stock). As of December 31, 2021, no shares of preferred stock have been issued.
Common Stock
Class A Common Stock
We are authorized to issue 750,000,000 shares with a par value of $0.0001 per share. Each holder of Class A common stock is entitled to one vote for each share of Class A common stock held of record by such holder on all matters on which stockholders generally or holders of Class A common stock as a separate class are entitled to vote, including the election or removal of directors (whether voting separately as a class or together with one or more classes of our capital stock). As of December 31, 2021, there were 57,164,388 shares of Class A common stock issued and outstanding.

Dividends
Subject to preferences that may be applicable to any outstanding preferred stock, the holders of shares of Class A common stock are entitled to receive ratably such dividends, if any, as may be declared from time to time by our Board out of funds legally available therefor.
Liquidation
In the event of any voluntary or involuntary liquidation, dissolution or winding up of our affairs, the holders of Class A common stock are entitled to share ratably in all assets remaining after payment of our debts and other liabilities, subject to prior distribution rights of preferred stock or any class or series of stock having a preference over the Class A common stock, then outstanding, if any.
Class V Common Stock
We are authorized to issue 250,000,000 shares with par value $0.0001 per share. These shares have no economic value but entitle the holder to one vote per share. Each Opco common unit, when coupled with one share of our Class V common stock is referred to as a “Paired Interest.” Paired Interests may be exchanged for one share of our Class A common stock or a cash amount in accordance with the Third Amended and Restated Limited Liability Company Agreement of Opco, and the Exchange Agreement. As of December 31, 2021, there were 206,271,792 shares of Class V common stock issued and outstanding.
Dividends
Dividends shall not be declared or paid on the Class V common stock.
Liquidation
In the event of any voluntary or involuntary liquidation, dissolution or winding up of our affairs, the holders of Class V common stock shall not be entitled to receive any of our assets.
Restrictions
In the event that any outstanding share of Class V common stock ceases to be held directly or indirectly by a holder of a Opco common units, such share will automatically be transferred to us and cancelled for no consideration. We will not issue additional shares of Class V common stock after the effectiveness of the Certificate of Incorporation other than in connection with the valid issuance or transfer of Opco common units in accordance with Opco’s Third Amended and Restated Limited Liability Company Agreement (the “LLC Agreement”).
Members’ Equity
Prior to the Business Combination, Opco had three classes of voting units – Class A, Class B and Class C voting units – and incentive units granted under the Opco Incentive Equity Plan (the “Opco Plan”) (Note 11).
In December 2018, pursuant to the contribution agreement between Opco and ICE in connection with ICE’s formation of Opco (the “Contribution Agreement”), ICE committed to contribute developed assets and licenses in exchange for 400,000,000 Class A voting units. The primary value contributed by ICE was the access to the trading and clearing services to be provided for the duration of the Triparty Agreement. Prior to 2020, ICE had contributed developed technology assets of $1.7 million, which is included in “Property, equipment and software, net” (Note 6). The contribution from ICE and associated increase in “Members’ equity” for the Class A voting units issued was recognized over time as the services were provided. During the period from January 1, 2021 through October 14, 2021 and the year ended December 31, 2020, ICE contributed approximately $0.2 million and $0.7 million, respectively, of exchange and clearing license value based on costs incurred by IFUS and ICUS for executing and clearing bitcoin futures under the Triparty Agreement. This is shown as a reduction to “Net revenues” in the statements of operations and an increase to “Members’ equity” in the balance sheets. The reduction to revenue for the period from October 15, 2021 through December 31, 2021 was immaterial.
Also, in December, 2018, ICE and minority investors contributed $182.5 million in exchange for Class B voting units. This was comprised of $111.5 million and $71.0 million contributed by ICE and other Class B voting unit holders (“Minority Investors”), respectively.
Each Class B voting unit was convertible at the option of the voting unit holder any time into Class A voting units using a defined conversion price formula. All Class B voting units were to convert automatically to Class A voting units in the event of an initial public offering.
ICE had a call option on voting units held by Minority Investors that had a trigger date on the fifth anniversary of the launch of certain services, which occurred on September 23, 2019, and ending on the second anniversary after the trigger date. The Minority Investors had a put option on the voting units held requiring ICE to purchase the voting units, based on a trigger date on the third anniversary of the launch of certain services, which occurred on September 23, 2019, and ending on the second anniversary after the trigger date. The price on both the call and put was based on a fair market value calculation, as defined in the LLC Agreement.
In February 2020, Opco entered into a second amended and restated limited liability company agreement. In March 2020, Opco issued approximately 270,000,000 Class C voting units at a price of $1.11 per share for total consideration of $299.7 million. The issuance resulted in Opco recognizing approximately $9.6 million of compensation cost associated with its equity incentive plan (Note 11).
In connection with the Business Combination (Note 4), the Opco equity holders converted 400,000,000 Opco Class A voting units, 192,453,454 Opco Class B voting units, and 270,270,270 Opco Class C voting units to 189,933,286 shares of Class V common stock on a pro rata basis. Additionally, we issued 17,473,362 shares of Class V common stock related to the outstanding Opco incentive units.
Issuance of Class B Warrant
On February 19, 2020, Opco issued a warrant to a strategic partner to purchase 15,000,000 of Opco’s Class B voting units (“Class B Warrant”), at an exercise price of $1.00 per unit, exercisable upon issuance, that expires 3 years from issuance.
Since the strategic partner is also a customer of Opco, the issuance of the warrant was determined to be consideration payable to a customer and was recognized as a unit-based sales incentive at fair value on the warrant’s issuance date of $5.4 million, with a corresponding asset recognized and amortized over the term of the customer contract as a reduction to revenue (Note 3). The current and noncurrent portions of the corresponding asset are included in “Other current assets” and “Other assets,” respectively.
The fair value of the Class B Warrant at the issuance date was measured using the Black-Scholes model. The key inputs used in the valuation were as follows:

As of February 19, 2020
Dividend yield	—%
Risk-free interest rate	1.39%
Expected volatility	40.00%
Expected term (years)	3.00
Estimates were determined as follows (i) expected term based on the warrant’s contractual period, (ii) based on the blended volatilities of comparable public companies, (iii) risk-free interest rates based on the U.S. Treasury yield for the expected term, and (iv) an expected dividend yield of zero percent was used since we did not yet and do not yet presently expect to pay dividends.
On April 6, 2021, the strategic partner elected to net exercise its Class B Warrant in exchange for 9,953,454 of Class B voting units.
In October 2021, Opco updated its assessment of future revenue from its relationship with the strategic partner and determined that the carrying value of the customer consideration asset exceeded the revenue less cost to provide service expected to be recognized from this relationship. As a result, Opco recorded an impairment charge of approximately $3.6 million to measure the fair value of the customer consideration asset at $0. The impairment charge is reflected as “Impairment of long-lived assets”. Refer to Note 3 for additional disclosures of the revenue reductions related to the customer consideration asset.
Issuance of Class C Warrant
In May, 2020, Opco issued a warrant to a minority investor to purchase 3,603,600 of Opco’s Class C voting units (“Class C Warrant”), at an exercise price of $1.11 per unit. The warrant vests upon the fulfillment of certain service conditions, with an expiration date of September 23, 2024. The fair value of the warrant on the grant date was estimated to be approximately $1.6 million.
Opco measured the fair value of the warrant at issuance using the Black-Scholes option pricing model. The key inputs used in the valuation were as follows:

Dividend yield	—%
Risk-free interest rate	0.33%
Expected volatility	50.00%
Expected term (years)	4.35
Estimates of expected term were based on the contractual period of the warrants. Estimates of the volatility for the Black-Scholes option-pricing model were based on the blended volatilities of comparable public companies. The risk-free interest rates were based on the U.S. Treasury yield for a term consistent with the expected term. Opco had neither declared or paid any cash dividends and did not plan to pay cash dividends in the foreseeable future as of the issuance date. As a result, an expected dividend yield of zero percent was used.
In August 2021, Opco amended the Class C Warrant to change the service conditions for 781,515 warrant units. The service conditions for the remaining 2,822,085 units were unchanged.
Opco accounted for the amendment as a modification and remeasured the fair value of the modified warrant units on the modification date using the Black-Scholes model. The fair value of the modified warrant units on modification date was estimated to be approximately $1.0 million. The key inputs used in the valuation were as follows:

Dividend yield	—%
Risk-free interest rate	0.41%
Expected volatility	45.00%
Expected term (years)	3.06
Estimates of expected term were based on the contractual period of the warrants. Estimates of the volatility for the Black-Scholes model were based on the blended volatilities of comparable public companies. The risk-free interest rates were based on the U.S. Treasury yield for a term consistent with the expected term. Opco had neither declared or paid any cash dividends and did not plan to pay cash dividends in the foreseeable future as of the issuance date. As a result, an expected dividend yield of zero percent was used.
In connection with the Business Combination, the modified warrant units automatically converted into the right to purchase 793,352 Paired Interests in Opco at an exercise price of $1.11 per Paired Interest. As of December 31, 2021, 172,055 modified warrant units have vested but have not been exercised, and the remaining 621,297 warrant units have not vested or been exercised. As of December 31, 2020, no warrant units had vested or been exercised. We recorded approximately $1.0 million of expense during the period from January 1, 2021 through October 14, 2021 upon the vesting of the modified warrant units which is reflected in “Selling, general and administrative” in the statements of operations. No expenses were recorded in the period from October 15, 2021 through December 31, 2021 or the year ended December 31, 2020 since the service conditions were not probable of being met in those periods.
VPC IMPACT ACQUISITION HOLDINGS [Member]
Stockholders' Equity
NOTE 7 — SHAREHOLDERS’ EQUITY
Preference Shares
—The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of October 14, 2021 and December 31, 2020, there were no preference shares issued or outstanding.
Class
 A Ordinary Shares
— At October 14, 2021 and December 31, 2020, there were 20,737,202 Class A ordinary shares issued and outstanding, including Class A ordinary shares subject to possible redemption which are presented as temporary equity.
Class
 B Ordinary Shares
—The Company is authorized to issue 20,000,000 Class B ordinary shares, with a par value of $0.0001 per share. Holders of the Class B ordinary shares are entitled to one vote for each share. As of October 14, 2021 and December 31, 2020, there were 5,184,300 Class B ordinary shares issued and outstanding.
Only holders of the Class B ordinary shares will have the right to vote on the appointment of directors prior to the Business Combination. Holders of Class A ordinary shares and Class B ordinary shares will vote together as a single class on all other matters submitted to a vote of shareholders, except as required by law and except that in a vote to continue the Company in a jurisdiction outside the Cayman Islands, holders of Class B ordinary shares will have ten votes per share and holders of Class A ordinary shares will have one vote per share.
The Class B ordinary shares will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional Class A ordinary shares or equity-linked securities are issued or deemed issued in connection with a Business Combination, the number of Class A ordinary shares issuable upon conversion of all Founder Shares will equal, in the aggregate, 20% of the total number of Class A ordinary shares outstanding after such conversion (after giving effect to any redemptions of Class A ordinary shares by Public Shareholders), including the total number of Class A ordinary shares issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of a Business Combination, excluding any Class A ordinary shares or equity-linked securities exercisable for or convertible into Class A ordinary shares issued, or to be issued, to any seller in a Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of Founder Shares will never occur on a less than one-for-one
basis.